DISCLOSURE OF OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure of issued capital [text block]
	12-31-2017	12-31-2016
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	113,159,655
Nominal Value of Shares by Type of Capital in Ordinary Shares	ThU.S.$0.0031210 per share
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	ThU.S.$353,618
	12-31-2017	12-31-2016
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	113,159,655

Disclosure of dividends [text block]
The following are the dividends paid and per share amounts during the periods 2017, 2016 and 2015:

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-20-2017
Amount of Dividend	ThU.S.$60,494
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$0.53459

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-10-2017
Amount of Dividend	ThU.S.$59,005
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$0.52143

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-14-2016
Amount of Dividend	ThU.S.$29,572
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$0.26133

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-11-2016
Amount of Dividend	ThU.S.$99,221
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share, Ordinary Shares	U.S.$0.87683

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-16-2015
Amount of Dividend	ThU.S.$43,580
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share, Ordinary Shares	U.S.$0.38512

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-12-2015
Amount of Dividend	ThU.S.$98,072
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$0.86667

Disclosure of detailed information about other financial information [Text Block]
The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2017, 2016 and 2015 are as follows:

	January - December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Other Income, Total	111,513	257,863	273,026
Gain from changes in fair value of biological assets (See note 20)	83,031	208,562	210,479
Net income from insurance compensation	1,305	3,222	1,522
Revenue from export promotion	3,542	2,350	2,692
Lease income	3,061	4,687	2,654
Gain on sales of assets	13,444	17,485	11,849
Gain on business combination achieved in stages	-	-	8,744
Access easement	565	3,756	8,160
Recovery of tax credits	-	2,033	8,081
Other operating results (*)	6,565	15,768	18,845

Classes of Other Expenses by activity
Total of Other Expenses by activity	(240,165)	(77,415)	(83,388)
Depreciation	(1,880)	(562)	(1,407)
Legal expenses	(3,882)	(5,087)	(5,082)
Impairment provision for property, plant and equipment and others	(33,240)	(14,979)	(12,321)
Operating expenses related to plants stoppage	(5,861)	(3,926)	(3,917)
Expenses related to projects	(2,139)	(1,620)	(532)
Loss of asset sales	(4,691)	(2,283)	(2,475)
Loss and repair of assets	(3,739)	(1,307)	(316)
Loss of forest due to fires (**)	(138,139)	(15,193)	(34,850)
Other Taxes	(17,463)	(8,261)	(8,981)
Research and development expenses	(2,594)	(2,684)	(2,604)
Fines, readjustments and interests	(3,675)	(1,004)	(1,139)
Loss on disposal of associates	-	(10,369)	-
Others rentals no operational	(1,877)	-	-
Other expenses	(20,985)	(10,140)	(9,764)

Classes of financing income
Financing income, total	19,640	29,701	50,284
Financial income from mutual funds - term deposits	11,023	11,439	15,128
Financial income resulting from swap - forward instruments	3,602	7,226	4,439
Financial income resulting from loans with related companies	-	-	17,629
Other financial income	5,015	11,036	13,088

Classes of financing costs
Financing costs, Total	(287,958)	(258,467)	(262,962)
Interest expense, Banks loans	(31,014)	(33,224)	(40,690)
Interest expense, Bonds	(223,602)	(183,203)	(189,526)
Interest expense, other financial instruments	(15,706)	(17,221)	(7,260)
Other financial costs	(17,636)	(24,819)	(25,486)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	17,017	23,939	6,748
Investments in associates	4,855	16,348	5,573
Joint ventures	12,162	7,591	1,175

(*) ”Other operating results” includes income from interests, extraction of sand and gravel from wharfage and indemnities, among others.
(**) Loss of forest due to fires are presented net of ThU.S.$35,000 from insurance compensation as of December 2017.

Disclosure of expenses by nature [text block]
The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
Cost of sales	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Timber	725,114	736,399	641,821
Forestry labor costs	631,276	600,320	636,100
Depreciation and amortization	389,847	377,983	371,851
Maintenance costs	262,764	313,500	305,701
Chemical costs	517,478	479,335	539,856
Sawmill Services	109,776	117,340	128,801
Other Raw Materials	188,874	221,950	226,342
Other Indirect costs	178,447	143,074	138,900
Energy and fuel	186,041	139,527	172,077
Cost of electricity	42,008	39,960	41,674
Wage and salaries	342,907	329,517	308,302
Total	3,574,532	3,498,905	3,511,425

	January - December
Distribution cost	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	39,175	33,557	48,160
Commissions	14,880	13,880	15,801
Insurance	3,620	3,216	4,601
Provision for doubtful accounts	(245)	910	3,137
Other selling costs	20,920	15,551	24,621
Shipping and freight costs	484,125	462,916	480,310
Port services	30,996	28,028	26,216
Freights	384,523	357,442	387,081
Other shipping and freight costs	68,606	77,446	67,013
Total	523,300	496,473	528,470

	January - December
Administrative expenses	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	218,720	198,042	227,407
Marketing, advertising, promotion and publications expenses	10,046	9,937	10,422
Insurances	17,122	21,526	28,216
Depreciation and amortization	28,210	29,285	24,587
Computer services	27,193	27,735	31,897
Lease rentals (offices, other property and vehicles)	14,195	13,391	13,527
Donations, contributions, scholarships	12,772	10,396	11,172
Fees (legal and technical advisors)	43,107	43,809	49,556
Property taxes, city permits and rights	17,281	15,962	19,196
Cleaning services, security services and transportation	25,153	26,975	25,638
Third-party variable services (maneuvers, logistics)	46,097	40,277	56,093
Basic services	8,423	8,653	9,395
Maintenance and repair	5,579	7,617	8,361
Seminars, courses, training materials	2,526	3,560	5,156
Other administration expenses	44,870	17,304	31,354
Total	521,294	474,469	551,977